Securities purchased (sold) under resale (repurchase) agreements - Summary of securities purchased under agreements to resell (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Expected credit loss	R$ (2,364)	R$ (2,803)
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	R$ 22,057,137	R$ 14,888,978
Investments in purchase and sale commitments, interest rate	12.30%	11.85%
Available Portfolio [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	R$ 2,885,843	R$ 2,760,296
Collateral held
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	3,163,705	3,891,759
Collateral held | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	777,325	2,013,366
Collateral held | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	2,069,688	820,487
Collateral held | Debentures [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	27,560	89,234
Collateral held | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	11,073	80,565
Collateral held | Other Securities purchased (sold) under resale (repurchase) agreements [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	104,570	88,690
Collateral held | Financial Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	173,489	799,417
Collateral repledge [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	18,895,796	11,000,022
Collateral repledge [Member] | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	7,538,695	116,583
Collateral repledge [Member] | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	3,230,098	2,416,143
Collateral repledge [Member] | Debentures [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	4,304,132	4,258,213
Collateral repledge [Member] | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	1,982,544	2,436,462
Collateral repledge [Member] | Agribusiness Receivables Certificates (CRA) [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	120,652	459,896
Collateral repledge [Member] | Other Securities purchased (sold) under resale (repurchase) agreements [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	375,193	107,908
Collateral repledge [Member] | Financial Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	529,180	900,245
Collateral repledge [Member] | Interbank Deposits Certificates [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	R$ 815,302	R$ 304,572